Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Statement of cash flows [abstract]
Summary Of Cash And Cash Equivalents Explanatory
39.1 Details of cash and cash equivalents as of December 31, 2022 and 2023, are as follows:

	December 31, 2022		December 31, 2023
	(In millions of Korean won)
Cash	￦	2,439,490	￦	2,114,596
Checks issued by other banks		123,163		142,437
Due from the Bank of Korea		17,520,636		15,362,056
Due from other financial institutions		12,391,461		12,217,222

		32,474,750		29,836,311

Due from financial institutions measured at fair value through profit or loss		69,469		79,810

		32,544,219		29,916,121

Deduction:
Restricted due from financial institutions*		(4,893,839)		(3,273,428)
Due from financial institutions with original maturities over three months		(1,115,582)		(816,105)

		(6,009,421)		(4,089,533)

	￦	26,534,798	￦	25,826,588

*	Items meeting the definition of cash are excluded.

Disclosure Of Detailed Information About Due From Financial Institutions Explanatory
Items meeting the definition of cash among due from financial institutions with restriction to use as of December 31, 2022 and 2023, are as follows:

		Financial institutions	December 31, 2022		December 31, 2023
			(In millions of Korean won)
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	￦	15,169,703	￦	13,731,708
	Due from others	Korea Development Bank and others		39,358		27,556
Due from financial institutions in foreign currencies	Due from banks in foreign currencies	Bank Indonesia and others		1,218,847		944,917

			￦	16,427,908	￦	14,704,181

Summary of others significant noncash transactions
39.2 Significant
non-cash
transactions for the years ended December 31, 2021, 2022 and 2023, are as follows:

	2021		2022		2023
	(In millions of Korean won)
Write-offs of loans	￦	1,086,296	￦	1,516,087	￦	1,757,920
Changes in financial investments due to debt-for-equity swap		327		—		—
Changes in accumulated other comprehensive income from valuation of financial instruments at fair value through other comprehensive income		507,175		(6,516,502)		3,346,010
Changes in accumulated other comprehensive income from valuation of investments in associates		165		(362)		24
Reclassification to assets of a disposal group held for sale		171,749		—		—

Summary of cash flow supplemental disclosures table
39.3 Cash inflows and outflows from income tax, interest, and dividends for the years ended December 31, 2021, 2022 and 2023, are as follows:

	Activities	2021		2022		2023
	(In millions of Korean won)
Income tax paid	Operating	￦	1,586,750	￦	1,524,025	￦	2,189,111
Interest received	Operating		15,152,796		20,369,575		28,550,486
Interest paid	Operating		4,062,469		6,356,269		13,119,057
Dividends received	Operating		290,089		399,984		330,350
Dividends paid	Financing		1,053,416		1,564,153		1,336,816

Summary of reconciliation of liabilities arising from financing activities
39.4 Changes in liabilities arising from financing activities for the years ended December 31, 2022 and 2023, are as follows:

	2022
					Non-cash changes
	Beginning		Net cash flows		Acquisition (disposal)		Exchange differences		Changes in fair value		Subsidiaries		Others		Ending
	(In millions of Korean won)
Derivatives held for hedging *	￦	(22,780)	￦	(105,017)	￦	—	￦	161,798	￦	7,156	￦	—	￦	(45,979)	￦	(4,822)
Borrowings and debentures		124,342,562		15,645,750		—		895,758		(297,468)		81,268		(252,301)		140,415,569
Due to trust accounts		7,033,849		(1,225,403)		—		—		—		—		—		5,808,446
Non-controlling interests		833,338		395,713		—		—		—		752		50,299		1,280,102
Others		985,854		436,902		154,004		199		—		—		118,862		1,695,821

	￦	133,172,823	￦	15,147,945	￦	154,004	￦	1,057,755	￦	(290,312)	￦	82,020	￦	(129,119)	￦	149,195,116

	2023
					Non-cash changes
	Beginning		Net cash flows		Acquisition (disposal)		Exchange differences		Changes in fair value		Subsidiaries		Others		Ending
	(In millions of Korean won)
Derivatives held for hedging *	￦	(4,822)	￦	(73,335)	￦	—	￦	(84,429)	￦	(36,123)	￦	—	￦	105,706	￦	(93,003)
Borrowings and debentures		140,415,569		(2,128,851)		—		616,459		121,577		114,904		(379,429)		138,760,229
Due to trust accounts		5,808,446		2,333,656		—		—		—		—		—		8,142,102
Non-controlling interests		1,280,102		721,101		—		—		—		496		(58,193)		1,943,506
Others		1,695,821		(781,632)		152,344		—		—		—		83,054		1,149,587

	￦	149,195,116	￦	70,939	￦	152,344	￦	532,030	￦	85,454	￦	115,400	￦	(248,862)	￦	149,902,421

*	Derivatives held for hedging purposes are the net amount after offsetting liabilities and assets.